Property and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2022 and 2021:

	2022	2021
Buildings	$4,416,120	$-
Office equipment	10,266	10,665
Electronic equipment	75,466	74,845
Motor vehicles	323,490	315,964
Total property and equipment, at cost	4,825,342	401,474
Less: accumulated depreciation	(230,238)	(97,986)
Property and equipment, net	$4,595,104	$303,488

As of June 30, 2022 and 2021, there were not any pledged property or equipment. The Company recorded depreciation expense of $141,077, $16,196 and $16,856 during the years ended June 30, 2022, 2021 and 2020, respectively. For the years ended June 30, 2022, 2021 and 2020, the Company recorded no impairment losses for property and equipment.

For the years ended June 30, 2022 and 2021, the Company purchased new property and equipment of $4,607,297 and $261,843, respectively. For the years ended June 30, 2022 and 2021, the Company recorded no disposal of property and equipment.